May 3, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Rule 497(j) Certification

     Registrant:                     Companion Life Separate Account B
     Depositor:                      Companion Life Insurance Company
                                     Post-Effective Amendment No. 2 to Form S-6
     Registration:                   1933 Act Registration No. 333-41172
     Rule 485(b) Effective Date:     May 1, 2002

Dear Commissioners:

The undersigned, on behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, does hereby certify, with respect to the above-captioned Amendment, that:

1. The text of the most recent Amendment was filed electronically with the Securities and Exchange Commission on April 29, 2002; and

2. The form of the Prospectus that would have been filed pursuant to Rule 497 in respect of the Amendment would not have differed from that contained in the Amendment filed electronically as described above.

IN WITNESS WHEREOF, the undersigned has executed this Certification pursuant to Rule 497(j) on May 3, 2002.

Sincerely,


/s/ Thomas J. McCusker

Thomas J. McCusker
Companion Life Insurance Company
Mutual of Omaha Plaza
Omaha, NE 68175-1008
Telephone:  402-351-5845
Fax:        402-351-4444